Employee Retirement Plans Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 26, 2009	Dec. 31, 2011	Dec. 25, 2010 Canada Defined Benefit Plans [Member]	Dec. 31, 2011 Canada Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ 10.4		$ (1.8)
Defined Benefit Plan, Reduction in Projected Benefit Obligation Due to Curtailment Loss	6.2
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year, Low End of Range				50
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year, High End of Range				70
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012		189.4
2013		194.0
2014		199.0
2015		203.5
2016		207.6
2017-2022		$ 1,175.7